INVESTMENTS - Net Unrealized Investments (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
DAC						$ 314		$ (84)
Equity securities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year				$ 2
Balance, end of period						2
Net Unrealized Gains (Losses) On Investments
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year				1,875	$ 547	547
Balance, end of period		$ (795)		(795)		1,875		547
Net Unrealized Gains (Losses) On Investments | Unrealized Investment Gains Losses With OTTI Losses
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		2	$ (17)	2	19	19		21
Net investment gains (losses) arising during the period		(1)	(8)	0	(10)	(18)		(17)
Excluded from Net income (loss)		0	0	0	0	0		0	[1]
Balance, end of period		1	(11)	1	(11)	2		19
Net Unrealized Gains (Losses) On Investments | Unrealized Investment Gains Losses With OTTI Losses | Fixed Maturities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year				2
Included in Net income (loss)		0	(14)	1	20	1		15
Balance, end of period		1		1		2
Net Unrealized Gains (Losses) On Investments | Unrealized Investment Gains Losses All Other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		(268)	1,432	1,871	528	528		962
Net investment gains (losses) arising during the period		(564)	4	(2,613)	854	1,329		(335)
Excluded from Net income (loss)		0	0	0	0	0	[2]	0	[2]
Balance, end of period		(796)	1,447	(796)	1,447	1,871		528
Net Unrealized Gains (Losses) On Investments | Unrealized Investment Gains Losses All Other | Equity securities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year				2
Balance, end of period		0		0		2
Net Unrealized Gains (Losses) On Investments | Unrealized Investment Gains Losses All Other | Fixed Maturities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year				1,871
Included in Net income (loss)		(36)	(11)	54	(64)	14		(99)
Balance, end of period		(796)		(796)		1,871
DAC | Unrealized Investment Gains Losses With OTTI Losses
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		0	2	0	1	1
Excluded from Net income (loss)						0		0	[1]
DAC		0	0	0	(1)	(1)		1
Balance, end of period		0	2	0	2	0		1
DAC | Unrealized Investment Gains Losses All Other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		34	(140)	(358)	(45)	(45)		(128)
Excluded from Net income (loss)	[2]					0		0
DAC		(89)	47	(481)	142	(313)		83
Balance, end of period		123	(187)	123	(187)	(358)		(45)
Policyholders Liabilities | Unrealized Investment Gains Losses With OTTI Losses
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		1	1	(1)	(10)	(10)		(4)
Excluded from Net income (loss)						0		0	[1]
Impact of net unrealized investment gains (losses) on policyholders liabilities		(1)	(1)	1	10	9		(6)
Balance, end of period		0	0	0	0	(1)		(10)
Policyholders Liabilities | Unrealized Investment Gains Losses All Other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		(132)	(204)	(238)	(192)	(192)		(226)
Excluded from Net income (loss)	[2]					0		0
Impact of net unrealized investment gains (losses) on policyholders liabilities		(54)	(28)	52	(40)	(46)		34
Balance, end of period		(186)	(232)	(186)	(232)	(238)		(192)
Deferred Income Tax Asset Liability | Unrealized Investment Gains Losses With OTTI Losses
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		(1)	4	0	(4)	(4)		(6)
Excluded from Net income (loss)						0		0	[1]
Impact of net unrealized investment gains (losses) on Deferred income taxes		1	(1)	0	7	4		2
Balance, end of period		0	3	0	3	0		(4)
Deferred Income Tax Asset Liability | Unrealized Investment Gains Losses All Other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		(52)	(381)	(397)	(102)	(102)		(213)
Excluded from Net income (loss)	[2]					0		0
Impact of net unrealized investment gains (losses) on Deferred income taxes		104	21	449	(258)	(295)		(111)
Balance, end of period		52	(360)	52	(360)	(397)		(102)
AOCI Gain Losses Related to Net Unrealized Investment Gains Losses | Unrealized Investment Gains Losses With OTTI Losses
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		2	(10)	1	6	6		11
Net investment gains (losses) arising during the period		(1)	(8)	0	(10)	(18)		(17)
Excluded from Net income (loss)		0	0	0	0	0		0	[1]
DAC		0	0	0	(1)	(1)		1
Impact of net unrealized investment gains (losses) on Deferred income taxes		1	(1)	0	7	4		2
Impact of net unrealized investment gains (losses) on policyholders liabilities		(1)	(1)	1	10	9		(6)
Balance, end of period		1	(6)	1	(6)	1		6
AOCI Gain Losses Related to Net Unrealized Investment Gains Losses | Unrealized Investment Gains Losses With OTTI Losses | Fixed Maturities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Included in Net income (loss)		0	(14)	1	20	1		15
AOCI Gain Losses Related to Net Unrealized Investment Gains Losses | Unrealized Investment Gains Losses All Other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year		(418)	707	(878)	(189)	(189)		395
Net investment gains (losses) arising during the period		(564)	4	(2,613)	854	1,329		(335)
Excluded from Net income (loss)		0	0	0	0	0	[2]	0	[2]
DAC		(89)	47	(481)	142	(313)		83
Impact of net unrealized investment gains (losses) on Deferred income taxes		104	21	449	(258)	(295)		(111)
Impact of net unrealized investment gains (losses) on policyholders liabilities		(54)	(28)	52	(40)	(46)		34
Balance, end of period		(807)	668	(807)	668	(878)		(189)
AOCI Gain Losses Related to Net Unrealized Investment Gains Losses | Unrealized Investment Gains Losses All Other | Fixed Maturities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Included in Net income (loss)		$ (36)	$ (11)	$ 54	$ (64)	$ 14		$ (99)

[1]	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
[2]	Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.